SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On February 1, 2022, the board of directors declared the following quarterly distribution on the partnership’s:
–LP Units of $0.35 per unit ($1.40 on an annualized basis) payable on March 31, 2022 to unitholders of record at the close of business on February 28, 2022;

–Class A Cumulative Redeemable Perpetual Units, Series 1, $0.40625 per unit ($1.625 on an annualized basis) payable on March 31, 2022 to unitholders of record on March 1, 2022;

–Class A Cumulative Redeemable Perpetual Units, Series 2, $0.3984375 per unit ($1.59375 on an annualized basis) payable on March 31, 2022 to unitholders on March 1, 2022;

–Class A Cumulative Redeemable Perpetual Units, Series 3, $0.359375 per unit ($1.4375 on an annualized basis) payable on March 31, 2022 to unitholders of record on March 1, 2022; and

–New LP Preferred Units, $0.390625 per unit ($1.5625 on an annualized basis) payable on March 31, 2022 to unitholders of record on March 1, 2022.

On February 14, 2022, the partnership sold its investment in a portfolio of triple net lease assets for $3.8 billion, which was presented in assets held for sale as of December 31, 2021.

On February 23, 2022, the partnership sold its investment in an extended-stay hospitality portfolio for $1.5 billion, which was presented in assets held for sale as of December 31, 2021.